Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 9,559,298	$ 7,594,601
Short-term investments		2,995,607
Accounts receivable, net		28,379,548	18,995,477
Advance to suppliers		1,066,329	400,655
Prepaid expenses and other current assets, net		1,518,143	2,093,740
Total current assets		44,415,102	29,354,290
Non-current assets:
Property and equipment, net		3,043,272	2,917,525
Intangible assets, net		127,981,521	133,969,114
Right-of-use assets		1,965,772	2,124,481
Goodwill		131,909,760	141,402,327
Deferred tax assets		2,088,820	550,794
Other non-current assets		1,162,119	3,521,024
Total non-current assets		268,151,264	284,485,265
Total assets		312,566,366	313,839,555
Current liabilities:
Short-term borrowings	[1]	10,550,327	5,324,019
Long-term borrowing, current		273,998	281,694
Accounts payable		19,070,470	12,728,929
Payable related to league tournaments rights, current		732,236	1,921,518
Accrued expenses and other liabilities		6,527,390	6,106,258
Deferred revenue		1,038,307	500,785
Operating lease liabilities, current		768,955	644,858
Amount due to related parties, current		1,372,808	1,270,663
Total current liabilities		40,334,491	28,778,724
Non-current liabilities:
Long-term borrowing, non-current		3,376,519	3,713,180
Amount due to related parties, non-current		131,017	131,017
Payable related to league tournaments rights, non-current		1,546,701	2,342,940
Operating lease liabilities, non-current		1,093,079	1,475,374
Deferred tax liabilities		23,661,207	24,659,215
Total non-current liabilities:		29,808,523	32,321,726
Total liabilities		70,143,014	61,100,450
Commitments and contingencies
MEZZANINE EQUITY
Redeemable non-controlling interests		2,958,555
Total mezzanine equity		2,958,555	322,542,263
(DEFICIT) EQUITY:
Subscription receivable		(3,808)	(3,716)
Additional paid-in capital		373,890,499
Statutory reserve		72,420	72,420
Accumulated deficit		(128,921,657)	(80,300,893)
Accumulated other comprehensive income (loss)		(10,522,210)	5,425,370
Total (deficit) equity attributable to the shareholders of NIP Group Inc.		234,526,583	(74,803,103)
Non-controlling interests		4,938,214	4,999,945
Total (deficit) equity		239,464,797	(69,803,158)
Total liabilities, mezzanine equity and (deficit) equity		312,566,366	313,839,555
Class A Redeemable Preferred Stock [Member]
MEZZANINE EQUITY
Redeemable preferred shares			114,893,066
Class B Redeemable Preferred Stock [Member]
MEZZANINE EQUITY
Redeemable preferred shares			16,766,736
Class B-1 Redeemable Preferred Stock [Member]
MEZZANINE EQUITY
Redeemable preferred shares			190,882,461
Ordinary Stock [Member]
(DEFICIT) EQUITY:
Ordinary Shares, value			3,716
Class A Ordinary Stock [Member]
(DEFICIT) EQUITY:
Ordinary Shares, value		7,539
Class B Ordinary Stock [Member]
(DEFICIT) EQUITY:
Ordinary Shares, value		3,800
Related Party [Member]
Current assets:
Amounts due from related parties		896,177	269,817
Current liabilities:
Amount due to related parties, current		1,372,808	1,270,663
Non-current liabilities:
Amount due to related parties, non-current		$ 131,017	$ 131,017

[1]	The principal of the loan is RMB9,000,000 (approximately $1,232,995). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.